ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balances for the past three years follow:

	December 31,
	2015	2014	2013
	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$5	$17	$8
Total Accumulated Other Comprehensive Income (Loss)	$5	$17	$8

Comprehensive Income (Loss)
The components of OCI for the past three years follow:

	December 31,
	2015	2014	2013
	(In Millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$(13)	$11	$(58)
(Gains) losses reclassified into net earnings (loss) during the year(1)	—	7	(44)
Change in net unrealized gains (losses) on investments	(13)	18	(102)
Adjustments for DAC, VOBA and Other	1	(9)	28
Other Comprehensive Income (Loss), net of adjustments and (net of deferred income tax expense (benefit) of $(6), $(5) and $40	$(12)	$9	$(74)

(1)	See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $0 million, $(3) million and $24 million for 2015, 2014 and 2013, respectively.